CAPITAL STOCK - Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Class of Warrant or Right, Outstanding, Beginning of Period	0	0	1,250,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0	$ 0.5	$ 0.5
Class of Warrant or Right, Grants in Period		0	0
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price			$ 0
Class of Warrant or Right, Exercises in Period	0	0	(885,000)
Class of Warrant or Right, Expirations in Period	0	0	(365,000)
Class of Warrant or Right, Outstanding, End of Period	0	0	0
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period		$ 0	$ 0.5